SHARE CONSOLIDATION	12 Months Ended
Mar. 31, 2023
Share Consolidation
SHARE CONSOLIDATION

18A. SHARE CONSOLIDATION

In May 2023, the company delisted from the Main Market of the London Stock Exchange and carried out a share consolidation of 65 to 1. The effects of the share consolidation have been retrospectively adjusted where required and has been disclosed accordingly (see also note 23 Post balance sheet events).